Equity (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	6 Months Ended	8 Months Ended
	Apr. 14, 2025	Apr. 04, 2025	May 30, 2025	Apr. 28, 2025	Apr. 17, 2025	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Total shares authorized						510,000,000	510,000,000
Former share issued		12,500,000
Warrants description							17,250,000 warrants were exchanged 1-for-1 with original BFAC warrant holders
Stock compensation cost						$ 137,278	$ 137,278
Share issued for service					190,000
Outstanding bill payment					$ 430,000
Preferred stock, issued								0
Shares of common stock converted							42	1,000,000
Shares issued value								$ 1
Intellectual Property [Member]
Cash						$ 1,250,000	$ 1,250,000
Common stock, issued						800,000	800,000
Warrant issued						739,278	739,278
2024 Incentive Plan [Member]
Granted shares					820,000
Share issued for service				100,000
PIPE investor [Member]
Investment amount	$ 5,000,000
Shares issued value		$ 4,750,000
Preferred Shares
Preferred stock, authorized						10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred stock, issued						1,000,000	1,000,000	1,000,000
Shares of common stock converted		1,000,000
Preferred stock, outstanding						1,000,000	1,000,000	1,000,000
Class A Common Stock [Member]
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, authorized						50,000,000	50,000,000
Common stock, issued						6,535,014	6,535,014	6,535,014
Common stock, outstanding						6,535,014	6,535,014	6,535,014
Class A Common Stock [Member] | Luo Hui [Member]
Common stock, issued						6,535,014	6,535,014
Class B Common Stock [Member]
Common stock, par value						$ 0.0001	$ 0.0001
Common stock, authorized						450,000,000	450,000,000
Common stock, issued						1,531,864	1,531,864	1,531,864
Shares of common stock converted							4,433,122
Common stock, outstanding						1,531,864	1,531,864	1,531,864
Class B Common Stock [Member] | BFAC Sponsor [Member]
Share received during period		9,600,000
Share redemptions description							residual trust shares post-redemptions (3,683,125 original shares less 3,514,769 redeemed)
Common stock, issued		168,356
Class B Common Stock [Member] | PIPE investor [Member]
Common stock, issued	5,000		25,000
Peferred share description	Preferred shares were classified as equity under ASC 480. $5,000,000 was delivered, less $300,000 in transaction costs, with net proceeds of $4,700,000
Shares issued value			$ 66,500